Lease Accounting	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Lease Accounting	Lease Accounting
Arrangements wherein we are the lessee:
We have operating and finance leases for land, warehouses, offices, vehicles, and equipment with remaining lease terms ranging from 1 to 27 years. Many of our leases include one or more options to extend the lease term from 1 to 10 years that may be exercised at our sole discretion. Additionally, many of our leases for vehicles and equipment include options to purchase the underlying asset at or before expiration of the lease agreement. Rental payments are generally fixed over the term of the lease agreement with the exception of certain equipment leases for which the rental payment may vary based on usage of the asset. Our lease agreements do not contain any material residual value guarantees or material restrictive covenants.
As of December 31, 2025, the rights and obligations with respect to leases which have been signed but have not yet commenced are not material to our financial position or results of operations.
The components of lease expense were as follows:

	Years Ended December 31,
	2025	2024	2023
Components of lease expense:	(In thousands)
Operating lease cost (1)	$40,162	$44,883	$44,971
Financing lease cost:
Depreciation	36,077	31,642	26,129
Interest on lease liabilities	1,094	4,129	444
Sublease income	(13,205)	(17,573)	(5,856)
Net lease expense	$64,128	$63,081	$65,688
(1)Includes short-term lease and variable lease costs, which are immaterial.
Other information related to leases is as follows:

	Years Ended December 31,
	2025	2024	2023
Supplemental Cash Flow Information	(In thousands)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$(30,833)	$(36,118)	$(35,510)
Financing cash flows from finance leases	$(37,689)	$(37,921)	$(39,214)
Right-of-use assets obtained in exchange for lease obligations
Operating leases	$24,614	$11,186	$6,244
Finance leases	$94,699	$38,989	$59,276
Weighted-average remaining lease term (years)
Operating leases	9.7	9.9	10.6
Finance leases	3.7	3.3	3.9
Weighted-average discount rate
Operating leases	3.0%	2.9%	2.8%
Finance leases	5.0%	4.7%	3.9%
Future minimum lease payments under non-cancellable leases as of December 31, 2025 were as follows:

Years Ending December 31:	Operating Lease Payments	Finance Lease Payments	Total Lease Payments
	(In thousands)
2026	$30,945	$49,347	$80,292
2027	26,506	44,735	71,241
2028	22,995	34,876	57,871
2029	18,781	22,928	41,709
2030	18,050	13,377	31,427
Thereafter	89,806	3,331	93,137
Total future minimum lease payments	$207,083	$168,594	$375,677
Less: Interest	(27,118)	(16,332)	(43,450)
Total future minimum lease payments less interest	$179,965	$152,262	$332,227
Arrangements wherein we are the lessor:
We receive lease income as the lessor for certain buildings and warehouses or space within a warehouse. The remaining term on existing leases ranges from 1 to 12 years. Lease income is generally fixed over the duration of the contract and each lease contract contains clauses permitting extension or termination. Lease incentives and options for purchase of the leased asset by the lessee are generally not included.
The Company is party to operating leases only and currently does not have sales-type or direct financing leases. Lease income is included within “Rent, storage, and warehouse services” in the accompanying Consolidated Statements of Operations as denoted in Note 22 - Revenue from Contracts with Customers.
Property, buildings and equipment underlying operating leases is included in “Land” and “Buildings and improvements” on the accompanying Consolidated Balance Sheets. The portion of these assets that are applicable to the operating leases where we are the lessor totaled $146.8 million and $107.8 million, for Land and Buildings and improvements, on a gross and net basis, respectively, as of December 31, 2025. The portion of these assets that are applicable to the operating leases where we are the lessor totaled $134.9 million and $102.0 million, for Land and Buildings and improvements, on a gross and net basis, respectively, as of December 31, 2024. Depreciation expense for such assets was $4.6 million, $4.8 million and $4.3 million for the years ended December 31, 2025, 2024 and 2023, respectively.
Future minimum lease payments due from our customers on leases as of December 31, 2025 were as follows:

Years Ending December 31:	Operating Leases
(In thousands)
2026	$47,492
2027	36,995
2028	30,776
2029	17,444
2030	13,077
Thereafter	35,188
Total	$180,972

Lease Accounting	Lease Accounting
Arrangements wherein we are the lessee:
We have operating and finance leases for land, warehouses, offices, vehicles, and equipment with remaining lease terms ranging from 1 to 27 years. Many of our leases include one or more options to extend the lease term from 1 to 10 years that may be exercised at our sole discretion. Additionally, many of our leases for vehicles and equipment include options to purchase the underlying asset at or before expiration of the lease agreement. Rental payments are generally fixed over the term of the lease agreement with the exception of certain equipment leases for which the rental payment may vary based on usage of the asset. Our lease agreements do not contain any material residual value guarantees or material restrictive covenants.
As of December 31, 2025, the rights and obligations with respect to leases which have been signed but have not yet commenced are not material to our financial position or results of operations.
The components of lease expense were as follows:

	Years Ended December 31,
	2025	2024	2023
Components of lease expense:	(In thousands)
Operating lease cost (1)	$40,162	$44,883	$44,971
Financing lease cost:
Depreciation	36,077	31,642	26,129
Interest on lease liabilities	1,094	4,129	444
Sublease income	(13,205)	(17,573)	(5,856)
Net lease expense	$64,128	$63,081	$65,688
(1)Includes short-term lease and variable lease costs, which are immaterial.
Other information related to leases is as follows:

	Years Ended December 31,
	2025	2024	2023
Supplemental Cash Flow Information	(In thousands)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$(30,833)	$(36,118)	$(35,510)
Financing cash flows from finance leases	$(37,689)	$(37,921)	$(39,214)
Right-of-use assets obtained in exchange for lease obligations
Operating leases	$24,614	$11,186	$6,244
Finance leases	$94,699	$38,989	$59,276
Weighted-average remaining lease term (years)
Operating leases	9.7	9.9	10.6
Finance leases	3.7	3.3	3.9
Weighted-average discount rate
Operating leases	3.0%	2.9%	2.8%
Finance leases	5.0%	4.7%	3.9%
Future minimum lease payments under non-cancellable leases as of December 31, 2025 were as follows:

Years Ending December 31:	Operating Lease Payments	Finance Lease Payments	Total Lease Payments
	(In thousands)
2026	$30,945	$49,347	$80,292
2027	26,506	44,735	71,241
2028	22,995	34,876	57,871
2029	18,781	22,928	41,709
2030	18,050	13,377	31,427
Thereafter	89,806	3,331	93,137
Total future minimum lease payments	$207,083	$168,594	$375,677
Less: Interest	(27,118)	(16,332)	(43,450)
Total future minimum lease payments less interest	$179,965	$152,262	$332,227
Arrangements wherein we are the lessor:
We receive lease income as the lessor for certain buildings and warehouses or space within a warehouse. The remaining term on existing leases ranges from 1 to 12 years. Lease income is generally fixed over the duration of the contract and each lease contract contains clauses permitting extension or termination. Lease incentives and options for purchase of the leased asset by the lessee are generally not included.
The Company is party to operating leases only and currently does not have sales-type or direct financing leases. Lease income is included within “Rent, storage, and warehouse services” in the accompanying Consolidated Statements of Operations as denoted in Note 22 - Revenue from Contracts with Customers.
Property, buildings and equipment underlying operating leases is included in “Land” and “Buildings and improvements” on the accompanying Consolidated Balance Sheets. The portion of these assets that are applicable to the operating leases where we are the lessor totaled $146.8 million and $107.8 million, for Land and Buildings and improvements, on a gross and net basis, respectively, as of December 31, 2025. The portion of these assets that are applicable to the operating leases where we are the lessor totaled $134.9 million and $102.0 million, for Land and Buildings and improvements, on a gross and net basis, respectively, as of December 31, 2024. Depreciation expense for such assets was $4.6 million, $4.8 million and $4.3 million for the years ended December 31, 2025, 2024 and 2023, respectively.
Future minimum lease payments due from our customers on leases as of December 31, 2025 were as follows:

Years Ending December 31:	Operating Leases
(In thousands)
2026	$47,492
2027	36,995
2028	30,776
2029	17,444
2030	13,077
Thereafter	35,188
Total	$180,972

Lease Accounting	Lease Accounting
Arrangements wherein we are the lessee:
We have operating and finance leases for land, warehouses, offices, vehicles, and equipment with remaining lease terms ranging from 1 to 27 years. Many of our leases include one or more options to extend the lease term from 1 to 10 years that may be exercised at our sole discretion. Additionally, many of our leases for vehicles and equipment include options to purchase the underlying asset at or before expiration of the lease agreement. Rental payments are generally fixed over the term of the lease agreement with the exception of certain equipment leases for which the rental payment may vary based on usage of the asset. Our lease agreements do not contain any material residual value guarantees or material restrictive covenants.
As of December 31, 2025, the rights and obligations with respect to leases which have been signed but have not yet commenced are not material to our financial position or results of operations.
The components of lease expense were as follows:

	Years Ended December 31,
	2025	2024	2023
Components of lease expense:	(In thousands)
Operating lease cost (1)	$40,162	$44,883	$44,971
Financing lease cost:
Depreciation	36,077	31,642	26,129
Interest on lease liabilities	1,094	4,129	444
Sublease income	(13,205)	(17,573)	(5,856)
Net lease expense	$64,128	$63,081	$65,688
(1)Includes short-term lease and variable lease costs, which are immaterial.
Other information related to leases is as follows:

	Years Ended December 31,
	2025	2024	2023
Supplemental Cash Flow Information	(In thousands)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$(30,833)	$(36,118)	$(35,510)
Financing cash flows from finance leases	$(37,689)	$(37,921)	$(39,214)
Right-of-use assets obtained in exchange for lease obligations
Operating leases	$24,614	$11,186	$6,244
Finance leases	$94,699	$38,989	$59,276
Weighted-average remaining lease term (years)
Operating leases	9.7	9.9	10.6
Finance leases	3.7	3.3	3.9
Weighted-average discount rate
Operating leases	3.0%	2.9%	2.8%
Finance leases	5.0%	4.7%	3.9%
Future minimum lease payments under non-cancellable leases as of December 31, 2025 were as follows:

Years Ending December 31:	Operating Lease Payments	Finance Lease Payments	Total Lease Payments
	(In thousands)
2026	$30,945	$49,347	$80,292
2027	26,506	44,735	71,241
2028	22,995	34,876	57,871
2029	18,781	22,928	41,709
2030	18,050	13,377	31,427
Thereafter	89,806	3,331	93,137
Total future minimum lease payments	$207,083	$168,594	$375,677
Less: Interest	(27,118)	(16,332)	(43,450)
Total future minimum lease payments less interest	$179,965	$152,262	$332,227
Arrangements wherein we are the lessor:
We receive lease income as the lessor for certain buildings and warehouses or space within a warehouse. The remaining term on existing leases ranges from 1 to 12 years. Lease income is generally fixed over the duration of the contract and each lease contract contains clauses permitting extension or termination. Lease incentives and options for purchase of the leased asset by the lessee are generally not included.
The Company is party to operating leases only and currently does not have sales-type or direct financing leases. Lease income is included within “Rent, storage, and warehouse services” in the accompanying Consolidated Statements of Operations as denoted in Note 22 - Revenue from Contracts with Customers.
Property, buildings and equipment underlying operating leases is included in “Land” and “Buildings and improvements” on the accompanying Consolidated Balance Sheets. The portion of these assets that are applicable to the operating leases where we are the lessor totaled $146.8 million and $107.8 million, for Land and Buildings and improvements, on a gross and net basis, respectively, as of December 31, 2025. The portion of these assets that are applicable to the operating leases where we are the lessor totaled $134.9 million and $102.0 million, for Land and Buildings and improvements, on a gross and net basis, respectively, as of December 31, 2024. Depreciation expense for such assets was $4.6 million, $4.8 million and $4.3 million for the years ended December 31, 2025, 2024 and 2023, respectively.
Future minimum lease payments due from our customers on leases as of December 31, 2025 were as follows:

Years Ending December 31:	Operating Leases
(In thousands)
2026	$47,492
2027	36,995
2028	30,776
2029	17,444
2030	13,077
Thereafter	35,188
Total	$180,972